Schedule of investments
Delaware Ivy VIP Balanced
March 31, 2022 (Unaudited)
	Principal amount°	Value (US $)
Agency Collateralized Mortgage Obligations — 0.48%
Fannie Mae REMIC
Series 2016-36 VB 3.50% 6/25/29	363,566	$ 366,053
Series 2016-71 NB 3.00% 10/25/46	477,809	470,013

Freddie Mac REMIC Series 4616 HW 3.00% 6/15/45	348,745	342,905
Vendee Mortgage Trust Series 1997-1 3A 8.293% 12/15/26	14,433	15,458
Total Agency Collateralized Mortgage Obligations (cost $1,256,397)		1,194,429

Agency Mortgage-Backed Securities — 5.67%
Fannie Mae S.F. 15 yr 2.50% 8/1/35	213,743	211,565
Fannie Mae S.F. 20 yr 2.00% 5/1/41	253,498	237,918
Fannie Mae S.F. 30 yr
2.00% 1/1/51	545,316	507,946
2.00% 3/1/51	585,660	545,243
2.00% 4/1/51	253,670	236,071
2.50% 7/1/51	252,332	241,076
2.50% 10/1/51	198,931	190,058
2.50% 12/1/51	553,111	529,197
2.50% 1/1/52	851,064	813,102
3.00% 2/1/52	825,045	807,991
3.50% 12/1/47	70,595	71,206
3.50% 1/1/48	80,654	81,420
3.50% 8/1/51	537,650	539,134
3.50% 1/1/52	658,468	663,121
3.50% 4/1/52	448,000	450,890
4.50% 11/1/43	242,432	258,568
4.50% 10/1/44	86,569	92,069
5.50% 5/1/33	10,830	11,750
5.50% 5/1/33	5,053	5,529
5.50% 6/1/33	18,886	20,684
6.50% 10/1/28	35,422	38,075
6.50% 2/1/29	13,870	14,766
6.50% 2/1/32	91,556	100,212
7.00% 7/1/31	23,134	25,645
7.00% 9/1/31	21,796	24,047
7.00% 9/1/31	16,989	18,002
7.00% 2/1/32	20,189	21,402
7.00% 2/1/32	25,748	28,383
7.00% 3/1/32	19,749	21,972
7.00% 7/1/32	44,221	47,854
	Principal amount°	Value (US $)

Agency Mortgage-Backed Securities (continued)
Fannie Mae S.F. 30 yr
7.50% 4/1/31	12,293	$ 13,052

Freddie Mac S.F. 15 yr 2.00% 12/1/35	304,615	296,171
Freddie Mac S.F. 20 yr
2.00% 3/1/41	933,751	876,262
2.50% 2/1/42	383,229	370,474
Freddie Mac S.F. 30 yr
2.00% 1/1/52	1,098,782	1,021,137
2.50% 7/1/50	435,724	418,048
2.50% 1/1/52	1,101,743	1,053,473
3.00% 8/1/51	40,235	39,479
3.00% 12/1/51	1,107,023	1,084,143
3.00% 2/1/52	1,100,679	1,077,892
3.50% 10/1/51	884,348	891,847

GNMA II S.F. 30 yr 3.00% 12/20/51	190,940	189,022
Total Agency Mortgage-Backed Securities (cost $14,836,302)		14,185,896

Corporate Bonds — 12.20%
Banking — 1.55%
Bank of America
2.482% 9/21/36 μ	400,000	344,536
2.551% 2/4/28 μ	35,000	33,476
2.972% 2/4/33 μ	15,000	14,071
4.375% 1/27/27 μ, ψ	45,000	42,404
Citigroup
3.057% 1/25/33 μ	50,000	46,770
3.07% 2/24/28 μ	40,000	39,003
6.25% 8/15/26 μ, ψ	648,000	678,262
Goldman Sachs Group
1.542% 9/10/27 μ	25,000	22,883
3.102% 2/24/33 μ	375,000	353,869
3.615% 3/15/28 μ	65,000	64,990
JPMorgan Chase & Co.
2.963% 1/25/33 μ	60,000	56,627
3.769% ((LIBOR03M + 3.47%)) 7/30/22 ψ, •	194,000	194,001
4.287% ((LIBOR03M + 3.32%)) 7/1/22 *, ψ, •	750,000	750,000
5.00% 8/1/24 μ, ψ	337,000	336,090
Morgan Stanley
2.475% 1/21/28 μ	25,000	23,870
2.484% 9/16/36 μ	120,000	103,082

National Securities Clearing 144A 1.50% 4/23/25 #	350,000	335,393
State Street 2.203% 2/7/28 *, μ	50,000	47,969
US Bancorp
2.215% 1/27/28 μ	45,000	43,035
2.677% 1/27/33 μ	45,000	42,831
NQ-IV098 [3/22] 5/22 (2218517)    1

Schedule of investments
Delaware Ivy VIP Balanced (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Banking (continued)
Wells Fargo & Co.
2.572% 2/11/31 μ	290,000	$ 269,777
3.526% 3/24/28 μ	35,000	34,958
		3,877,897
Basic Industry — 0.01%
Newmont 2.60% 7/15/32	25,000	23,032
		23,032
Capital Goods — 0.64%
Boeing
3.25% 2/1/28	25,000	24,131
3.75% 2/1/50	265,000	236,793

General Dynamics 2.85% 6/1/41	240,000	218,769
Raytheon Technologies
2.25% 7/1/30 *	300,000	278,269
3.125% 7/1/50	175,000	157,820
Republic Services
1.45% 2/15/31	490,000	416,855
2.30% 3/1/30	72,000	66,430

Standard Industries 144A 4.375% 7/15/30 #	219,000	200,867
		1,599,934
Communications — 1.71%
AT&T
3.10% 2/1/43	45,000	38,964
3.50% 9/15/53	500,000	440,632

Bell Canada 4.30% 7/29/49	120,000	126,966
Charter Communications Operating 3.85% 4/1/61	305,000	246,167
Comcast
3.45% 2/1/50	675,000	634,369
4.25% 10/15/30	450,000	480,718

Expedia Group 144A 6.25% 5/1/25 #	159,000	170,118
Rogers Communications
144A 3.80% 3/15/32 #	35,000	34,773
144A 4.55% 3/15/52 #	35,000	34,897

Sprint 7.875% 9/15/23	315,000	335,080
Thomson Reuters 3.35% 5/15/26	425,000	426,977
T-Mobile USA 3.875% 4/15/30	290,000	291,526
Verizon Communications
3.875% 3/1/52 *	50,000	50,393
4.50% 8/10/33	500,000	537,788

Walt Disney 2.75% 9/1/49	500,000	427,400
		4,276,768
Consumer Cyclical — 1.12%
Aptiv 3.25% 3/1/32 *	15,000	14,236
AutoNation
2.40% 8/1/31	300,000	261,684
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Consumer Cyclical (continued)
AutoNation
3.85% 3/1/32	35,000	$ 33,931

Carnival 144A 4.00% 8/1/28 #	105,000	97,787
General Motors Financial
3.10% 1/12/32 *	15,000	13,500
3.45% 4/10/22 ψ	250,000	250,087
3.70% 5/9/23	150,000	151,571

Home Depot 3.35% 4/15/50	700,000	662,485
Lowe's 4.25% 4/1/52	40,000	41,437
Magallanes
144A 3.755% 3/15/27 #	115,000	114,982
144A 4.054% 3/15/29 #	15,000	15,092
144A 4.279% 3/15/32 #	15,000	15,085
144A 5.141% 3/15/52 #	65,000	66,656

MGM Resorts International 4.75% 10/15/28 *	209,000	202,503
NIKE 3.25% 3/27/40	120,000	117,107
NVR 3.00% 5/15/30	400,000	373,901
PVH 4.625% 7/10/25	350,000	357,443
		2,789,487
Consumer Non-Cyclical — 1.71%
Amgen 3.375% 2/21/50	350,000	316,874
Anheuser-Busch InBev Worldwide 4.70% 2/1/36	150,000	161,284
Bristol-Myers Squibb 3.70% 3/15/52	25,000	25,200
Coca-Cola 2.25% 1/5/32	600,000	560,387
CVS Health 5.05% 3/25/48	180,000	204,383
Dentsply Sirona 3.25% 6/1/30	365,000	352,257
HCA 144A 3.125% 3/15/27 #	25,000	24,467
Hormel Foods 3.05% 6/3/51	535,000	482,814
JBS USA LUX 144A 3.00% 2/2/29 #	80,000	74,162
Johnson & Johnson 3.40% 1/15/38	1,000,000	1,021,864
Merck & Co. 2.45% 6/24/50	250,000	208,507
Nestle Holdings 144A 4.00% 9/24/48 #	380,000	409,265
PayPal Holdings 2.30% 6/1/30 *	230,000	214,408
UnitedHealth Group 3.05% 5/15/41	250,000	233,419
		4,289,291
Energy — 0.42%
BP Capital Markets America 2.721% 1/12/32	80,000	75,385
Cheniere Energy Partners 144A 3.25% 1/31/32 #	120,000	109,307
ConocoPhillips 3.80% 3/15/52	85,000	86,700
Continental Resources 4.375% 1/15/28	240,000	243,677

2    NQ-IV098 [3/22] 5/22 (2218517)

(Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Energy (continued)
Diamondback Energy 4.25% 3/15/52	15,000	$ 14,863
EQT 6.625% 2/1/25	500,000	528,750
		1,058,682
Finance Companies — 0.16%
AerCap Ireland Capital DAC 6.50% 7/15/25 *	250,000	264,951
Air Lease 2.875% 1/15/32 *	160,000	143,447
		408,398
Financials — 0.77%
Apollo Management Holdings 144A 2.65% 6/5/30 #	425,000	397,400
Blackstone Holdings Finance 144A 2.00% 1/30/32 #	325,000	283,646
Intercontinental Exchange 2.10% 6/15/30	260,000	238,121
KKR Group Finance VIII 144A 3.50% 8/25/50 #	350,000	306,662
LSEGA Financing 144A 2.50% 4/6/31 #	350,000	324,282
Owl Rock Capital 4.25% 1/15/26	375,000	365,944
		1,916,055
Information Technology — 0.16%
Visa 2.70% 4/15/40	440,000	401,018
		401,018
Insurance — 0.42%
Aon 2.80% 5/15/30	525,000	500,770
Brown & Brown 4.95% 3/17/52	50,000	53,537
Northwestern Mutual Life Insurance 144A 3.85% 9/30/47 #	500,000	490,076
		1,044,383
Real Estate Investment Trusts — 0.41%
American Homes 4 Rent 3.625% 4/15/32	35,000	34,131
EPR Properties 4.95% 4/15/28	265,000	265,458
Extra Space Storage 2.35% 3/15/32	600,000	527,610
Iron Mountain 144A 5.25% 7/15/30 #	54,000	52,994
Iron Mountain Information Management Services 144A 5.00% 7/15/32 #	165,000	154,934
		1,035,127
Technology — 1.75%
Apple
2.65% 5/11/50	175,000	152,900
2.95% 9/11/49	500,000	460,291
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Technology (continued)
Autodesk
2.40% 12/15/31	60,000	$ 53,601
2.85% 1/15/30	500,000	471,539

Broadcom 144A 3.419% 4/15/33 #	300,000	280,548
CDW 3.276% 12/1/28	35,000	33,032
Fortinet 2.20% 3/15/31	350,000	309,477
Infor 144A 1.75% 7/15/25 #	125,000	117,668
Intel 3.25% 11/15/49	300,000	277,959
Microsoft 3.45% 8/8/36	365,000	380,470
Nuance Communications 5.625% 12/15/26	500,000	514,065
Salesforce
2.70% 7/15/41 *	175,000	155,492
2.90% 7/15/51	255,000	227,208

ServiceNow 1.40% 9/1/30	435,000	370,202
TSMC Global 144A 1.75% 4/23/28 #, *	600,000	546,628
Workday
3.50% 4/1/27	10,000	10,004
3.70% 4/1/29	15,000	15,047
3.80% 4/1/32	15,000	14,990
		4,391,121
Transportation — 0.16%
Kansas City Southern 2.875% 11/15/29	350,000	336,844
Union Pacific
2.80% 2/14/32 *	35,000	33,647
3.375% 2/14/42	10,000	9,686
3.50% 2/14/53	15,000	14,720
		394,897
Utilities — 1.21%
Alabama Power 3.125% 7/15/51	375,000	327,669
American Water Capital 3.75% 9/1/47	375,000	367,576
Commonwealth Edison 2.20% 3/1/30	350,000	323,847
Duke Energy 3.15% 8/15/27	500,000	495,418
Duke Energy Indiana 3.75% 5/15/46	120,000	118,217
Duke Energy Ohio 4.30% 2/1/49	115,000	121,860
Entergy
2.80% 6/15/30	235,000	220,598
3.75% 6/15/50	125,000	117,728

Eversource Energy 2.90% 3/1/27	50,000	49,079
Florida Power & Light 3.15% 10/1/49	425,000	398,006
NextEra Energy Capital Holdings 3.00% 1/15/52	65,000	55,654

NQ-IV098 [3/22] 5/22 (2218517)    3

Schedule of investments
Delaware Ivy VIP Balanced (Unaudited)
	Principal amount°	Value (US $)

Corporate Bonds (continued)
Utilities (continued)

Oncor Electric Delivery 2.75% 5/15/30	450,000	$ 429,418
		3,025,070
Total Corporate Bonds (cost $32,782,278)		30,531,160

Non-Agency Commercial Mortgage-Backed Securities — 2.73%
BANK
Series 2021-BN32 A5 2.643% 4/15/54	730,000	689,932
Series 2021-BN36 A5 2.47% 9/15/64	860,000	804,063
Series 2022-BNK39 A4 2.928% 2/15/55	862,000	831,620
Series 2022-BNK39 B 3.239% 2/15/55 •	30,000	28,407
Series 2022-BNK39 C 3.27% 2/15/55 •	45,000	41,928
Series 2022-BNK40 A4 3.507% 3/15/64 •	850,000	855,880
Series 2022-BNK40 B 3.507% 3/15/64 •	100,000	97,437
Benchmark Mortgage Trust
Series 2022-B32 A5 3.002% 1/15/55 •	1,000,000	970,873
Series 2022-B32 B 3.202% 1/15/55 •	100,000	92,901
Series 2022-B32 C 3.455% 1/15/55 •	125,000	116,140
Series 2022-B33 A5 3.458% 3/15/55	900,000	908,566
Series 2022-B33 B 3.736% 3/15/55 •	50,000	48,898
Series 2022-B33 C 3.736% 3/15/55 •	50,000	47,260

BMO Mortgage Trust Series 2022-C1 A5 3.374% 2/15/55	500,000	497,149
Wells Fargo Commercial Mortgage Trust Series 2021-C61 A4 2.658% 11/15/54	865,000	807,831
Total Non-Agency Commercial Mortgage-Backed Securities (cost $7,205,388)		6,838,885

US Treasury Obligations — 9.80%
US Treasury Bonds
1.75% 8/15/41	1,565,000	1,357,393
1.875% 11/15/51 *	540,000	473,850
	Principal amount°	Value (US $)

US Treasury Obligations (continued)
US Treasury Notes
0.125% 12/15/23	4,205,000	$ 4,057,414
0.375% 4/15/24	4,885,000	4,693,226
1.125% 2/28/25	640,000	615,350
1.50% 11/30/24	1,700,000	1,656,371
1.50% 1/31/27 *	1,460,000	1,395,441
1.625% 6/30/24 *	1,400,000	1,380,039
2.875% 5/31/25	8,795,000	8,886,729
Total US Treasury Obligations (cost $25,762,180)		24,515,813
	Number of shares
Common Stocks — 63.83%
Banking — 0.80%
Morgan Stanley	22,841	1,996,304
		1,996,304
Capital Goods — 3.34%
Airbus ADR †	101,749	3,074,855
Caterpillar	10,247	2,283,237
Deere	7,205	2,993,389
		8,351,481
Communications — 7.20%
Alphabet Class A †, Ω	1,640	4,561,414
Alphabet Class C †, Ω	1,138	3,178,423
Amazon.com †	931	3,035,013
Booking Holdings †	1,233	2,895,639
VeriSign †	19,494	4,336,635
		18,007,124
Consumer Cyclical — 4.84%
Aptiv †	24,933	2,984,729
AutoZone †	1,388	2,837,877
Costco Wholesale	9,486	5,462,513
NIKE Class B	6,192	833,196
		12,118,315
Consumer Non-Cyclical — 12.92%
Danaher	16,776	4,920,904
Eli Lilly & Co.	16,765	4,800,993
Sysco	47,763	3,899,849
TransUnion	20,810	2,150,505
United Rentals †	13,065	4,640,819
UnitedHealth Group	16,851	8,593,504
Zoetis	17,681	3,334,460
		32,341,034
Energy — 1.16%
ConocoPhillips	29,139	2,913,900
		2,913,900

4    NQ-IV098 [3/22] 5/22 (2218517)

(Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Financials — 13.48%
American Express	16,508	$ 3,086,996
Aon Class A	6,940	2,259,872
Artisan Partners Asset Management Class A	52,581	2,069,062
Blackstone	25,174	3,195,588
Charles Schwab	43,877	3,699,270
CME Group	21,754	5,174,407
Intercontinental Exchange	27,011	3,568,693
KKR & Co.	54,009	3,157,906
Mastercard Class A	12,403	4,432,584
Progressive	27,202	3,100,756
		33,745,134
Information Technology — 1.67%
TE Connectivity	31,856	4,172,499
		4,172,499
Materials — 2.01%
Linde	10,981	3,507,661
Sherwin-Williams	6,096	1,521,683
		5,029,344
Technology — 12.83%
Apple	43,349	7,569,169
Applied Materials	829	109,262
Fiserv †	30,632	3,106,085
Microchip Technology	33,727	2,534,247
Microsoft	47,594	14,673,706
Taiwan Semiconductor Manufacturing ADR	19,107	1,992,096
Take-Two Interactive Software †	13,892	2,135,756
		32,120,321
Transportation — 1.70%
Union Pacific	15,565	4,252,514
		4,252,514
Utilities — 1.88%
NextEra Energy	55,585	4,708,605
		4,708,605
Total Common Stocks (cost $146,360,343)		159,756,575

Exchange-Traded Fund — 0.92%
iShares Core S&P 500 ETF	5,100	2,313,819
Total Exchange-Traded Fund (cost $2,402,237)		2,313,819

	Number of shares	Value (US $)

Short-Term Investments — 2.68%
Money Market Mutual Fund — 2.68%
State Street Institutional US Government Money Market Fund – Premier Class (seven-day effective yield 0.17%)	6,712,611	$ 6,712,611
Total Short-Term Investments (cost $6,712,611)		6,712,611

Total Value of Securities Before Securities Lending Collateral—98.31% (cost $237,317,736)		246,049,188

Securities Lending Collateral — 0.08%
Money Market Mutual Fund — 0.08%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 0.30%)	186,000	186,000
Total Securities Lending Collateral (cost $186,000)		186,000

Total Value of Securities—98.39% (cost $237,503,736)		246,235,188■
Obligation to Return Securities Lending Collateral — (0.07%)		(186,000)
Receivables and Other Assets Net of Liabilities — 1.69%		4,220,699
Net Assets Applicable to 28,353,422 Shares Outstanding—100.00%		$250,269,887
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at March 31, 2022. Rate will reset at a future date.
ψ	Perpetual security. Maturity date represents next call date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at March 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
*	Fully or partially on loan.

NQ-IV098 [3/22] 5/22 (2218517)    5

Schedule of investments
Delaware Ivy VIP Balanced (Unaudited)
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2022, the aggregate value of Rule 144A securities was $4,657,689, which represents 1.86% of the Fund's net assets.
†	Non-income producing security.
Ω	Principal only security. A principal only security is the principal only portion of a fixed income security which is separated and sold individually from the interest portion of the security.
■	Includes $7,182,173 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $7,165,404.
Summary of abbreviations:
ADR – American Depositary Receipt
DAC – Designated Activity Company
Summary of abbreviations: (continued)
ETF – Exchange-Traded Fund
GNMA – Government National Mortgage Association
ICE – Intercontinental Exchange, Inc.
LIBOR – London Interbank Offered Rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
REMIC – Real Estate Mortgage Investment Conduit
S&P – Standard & Poor’s Financial Services LLC
S.F. – Single Family
USD – US Dollar
yr – Year

6    NQ-IV098 [3/22] 5/22 (2218517)